Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,931	$ 1,763
Restricted bank deposits	144	130
Trade receivables (net of allowance for doubtful accounts of $148 and $82 at June 30, 2023 and December 31 2022, respectively)	11,011	10,834
Other accounts receivable and prepaid expenses	1,167	1,414
Inventories	7,667	6,433
Total current assets	21,920	20,574
NON-CURRENT ASSETS:
Long-term assets	244	260
Property and equipment, net	3,341	3,270
Operating lease right-of-use assets, net	955	1,110
Intangible assets, net	1,174	486
Goodwill	4,895	4,895
Total non-current assets	10,609	10,021
Total assets	32,529	30,595
CURRENT LIABILITIES:
Current maturities of non-current loans	391	586
Operating lease liabilities, current	235	301
Trade payables	7,801	7,984
Employees and payroll accruals	980	1,016
Deferred revenues	1,550	542
Advances net of inventory in progress	79	47
Accrued expenses and other liabilities	812	719
Total current liabilities	11,848	11,195
NON-CURRENT LIABILITIES:
Loans, net of current maturities	1,209	1,294
Operating lease liabilities, non-current	674	827
Deferred revenues	401	241
Accrued severance pay	363	404
Total non-current liabilities	2,647	2,766
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY:
Ordinary shares: Authorized; 11,000,000 shares at June 30, 2023 and December 31, 2022; Issued and outstanding: 5,740,518 and 5,701,518 shares at June 30, 2023 and December 31, 2022, respectively	84,915	84,830
Additional paid-in capital	1,228	1,179
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(67,866)	(69,132)
Total equity	18,034	16,634
Total liabilities and shareholders’ equity	$ 32,529	$ 30,595